Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities and other payables [Abstract]
Borrowing from former shareholder	[1]		$ 1,226
Payable to merchants of Cheers e-Mall	[2]	70	7,373
Co-invest online series production fund		331	793
Payroll payables		1,462	1,525
Other payables		388	374
Total		$ 2,251	$ 11,291

[1]	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018. The borrowing was fully repaid in 2021.
[2]	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.